Schedule of Long-Term Investments (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Long-term Investments Schedule Of Long-term Investments 1	$ 1,100,828
Long-term Investments Schedule Of Long-term Investments 2	1,106,235
Long-term Investments Schedule Of Long-term Investments 3	1,303,200
Long-term Investments Schedule Of Long-term Investments 4	1,309,600
Long-term Investments Schedule Of Long-term Investments 5	81,450
Long-term Investments Schedule Of Long-term Investments 6	81,850
Long-term Investments Schedule Of Long-term Investments 7	162,900
Long-term Investments Schedule Of Long-term Investments 8	163,700
Long-term Investments Schedule Of Long-term Investments 9	2,648,378
Long-term Investments Schedule Of Long-term Investments 10	$ 2,661,385